Summary of Significant Accounting Policies - Anti-dilutive Securities (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock options
Anti-dilutive securities
Anti-dilutive securities (in shares)	141	305	216	370
Restricted stock units
Anti-dilutive securities
Anti-dilutive securities (in shares)	11	45	25	79
Convertible preferred stock
Anti-dilutive securities
Anti-dilutive securities (in shares)	10	10	10	10
Warrants
Anti-dilutive securities
Anti-dilutive securities (in shares)	81,515	28,147	268,937	3,336